Taxes (Tables) - HCYC Group Company Limited [Member]	12 Months Ended
Mar. 31, 2025
Schedule of Composition of Income Tax Expenses

The following table presents the composition of income tax expenses for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024

Current income tax expense	$-	$-
Deferred income tax expense	14,915	37,227
	$14,915	$37,227

Schedule of Effective Income Tax Rate

The following table reconciles the Hong Kong statutory rates to the Company’s effective tax rate for the years ended March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	-6.09%	-%
Effect of tax relief	0.12%	-0.91%
Effect of non-deductible items	-0.16%	0.17%
Effect of change in valuation allowance	-4.03%	-6.74%
others	-%	66.39%
Effective tax rate	-1.92%	67.16%

Schedule of Deferred Tax Assets

Deferred tax assets are composed of the following:

	March 31, 2025	March 31, 2024

Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$62,760	$46,048
Less: valuation allowance	(31,380)	-
Total deferred tax assets, net	$31,380	$46,048